Consolidated income statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Interest recognised on financial assets measured at amortised cost		$ 83,300		$ 93,400	$ 88,700
Interest recognised on financial assets measured at fair value through other comprehensive income		14,500		15,300	12,100
Loss from early redemption of legacy securities				200
Interest expense for financial liabilities not at fair value through profit or loss		60,100		72,600	62,100
Gain/(loss) on disposal of operations	[1]	(47)		(1,752)	(61)
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax		(1,104)		0	0
Loss on net monetary position		200		1,200	1,700
Depreciation of right-of-use assets		700		700	700
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation		(208)	[2]	(5,816)	0
Retained home and other loan portfolio
Earnings per share [line items]
Gains (losses) on hedges of net investments in foreign operations, before tax		(1,500)
Bank Of Communications Co., Limited
Earnings per share [line items]
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax		1,100
Impairment loss recognised in profit or loss		1,000		0	3,000
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation	[2]	200
France retail banking busines | Hedges of net investment in foreign operations
Earnings per share [line items]
Gain/(loss) on disposal of operations		100		100
Banking business in Canada
Earnings per share [line items]
Gain/(loss) on disposal of operations				4,800
Gain (loss) recognised discontinued operation, excluding hedging gain				4,600
Reclassification adjustments of other reserves losses of net investments in foreign operations, before tax				400
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation				(600)
Banking business in Canada | Hedges of net investment in foreign operations
Earnings per share [line items]
Gain/(loss) on disposal of operations				300	$ 300
Argentina business
Earnings per share [line items]
Gain/(loss) on disposal of operations				(1,000)
Gain (loss) recognised discontinued operation, excluding hedging gain				(1,000)
Foreign exchange and other reserves reclassified				5,200
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation				$ (5,200)
Argentina business | Hedges of net investment in foreign operations
Earnings per share [line items]
Gain/(loss) on disposal of operations		$ 100

[1]	In 2024, the amount includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $0.3bn gain on the foreign exchange hedging (see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France.

[2]	Includes the recycling of a $0.2bn foreign currency translation reserves loss as a result of the dilution of our shareholding in BoCom.